STOCK OPTIONS (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 21, 2009	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2012
Outstanding Number of Options		45,057,424	27,317,424	26,467,424	18,331,591	44,807,424
Granted Number of Options			17,740,000	850,000	11,075,000
Exercised Number of Options			0	7,233,341	(306,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		250,000		0	(2,633,167)
Outstanding Number of Options		45,057,424	45,057,424	27,317,424	26,467,424	44,807,424
Exercisable Number of Options				20,451,266		27,560,653
Outstanding Weighted-Average Exercise Price		$ 0.16	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Granted Weighted-Average Exercise Price			$ 0.15	$ 0.12	$ 0.16
Exercised Weighted-Average Exercise Price			$ 0		$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price				$ 0	$ 0.12
Outstanding Weighted-Average Exercise Price		$ 0.16	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Exercisable Weighted-Average Exercise Price				$ 0.16		$ 0.16
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Terms			8 years 2 months	7 years 5 months	6 years
Share Based Compensation Arrangement By Share Based Payment Award, Options, Granted, Weighted Average Remaining Contractual Term				9 years 3 months	9 years 9 months
Share Based Compensation Arrangement By Share Based Payment Award, Options, Exercised, Weighted Average Remaining Contractual Term					8 years 2 months
Share Based Compensation Arrangement By Share Based Payment Award, Options, Cancelled Or Expired, Weighted Average Remaining Contractual Term				0 years	8 years 7 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 months			6 years 9 months
Outstanding Weighted Average Remaining Contractual Terms				8 years 2 months	7 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 367,417	$ 415,967	$ 306,500
Share Based Compensation Arrangement By Share Based Payment Award, Options, Granted, Intrinsic Value				15,200	42,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value					(16,860)
Share Based Compensation Arrangement By Share Based Payment Award, Options, Cancelled Or Expired, Intrinsic Value				0	(104,912)
Outstanding Aggregate Intrinsic Value				367,417	415,967
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				$ 337,082